FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Effect of Hedge Accounting, Cash Flow Hedges (Details) number in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Total current derivative assets (note 4.5)	$ 2,985	$ 353
Total non-current derivative assets (note 4.6)	318	324
Total current derivative liabilities (note 4.8)	(316)	(208)
Total non-current derivative liabilities (note 9.2)	(58)	(96)
Cash Flow Hedge Reserve Rollforward:
Gains or losses reclassification adjustment and hedge ineffectiveness	(384)	(119)	$ (1,004)
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Assets carrying amount	3,082	506
Liabilities carrying amount	(253)	(173)
Total current derivative assets (note 4.5)	2,781	243
Total non-current derivative assets (note 4.6)	301	263
Total current derivative liabilities (note 4.8)	(214)	(98)
Total non-current derivative liabilities (note 9.2)	(39)	(75)
Cash Flow Hedge Reserve Rollforward:
Cash flow hedge reserve at beginning of period	199	235
Hedging gains or losses of the reporting period that were recognized in OCI	2,179	35
Gains or losses reclassification adjustment and hedge ineffectiveness	(175)	(91)
Basis adjustment	(116)	20
Cash flow hedge reserve at end of period	2,087	199	235
Reserve of cash flow hedges	2,087	199
Cash flow hedges | Derivative contract, equity method investments
Cash Flow Hedge Reserve Rollforward:
Reserve of cash flow hedges	603	30	0
Cash flow hedges | Foreign exchange contracts
Cash Flow Hedge Reserve Rollforward:
Reserve of cash flow hedges	(1)	(13)
Cash flow hedges | Commodities
Cash Flow Hedge Reserve Rollforward:
Reserve of cash flow hedges	302	(2)
Cash flow hedges | Emission rights
Cash Flow Hedge Reserve Rollforward:
Reserve of cash flow hedges	1,786	214
Other Hedges
Disclosure of detailed information about hedging instruments [line items]
Total current derivative assets (note 4.5)	204	110
Total non-current derivative assets (note 4.6)	17	61
Total current derivative liabilities (note 4.8)	(102)	(110)
Total non-current derivative liabilities (note 9.2)	(19)	(21)
Currency risk | Cash flow hedges | Foreign exchange contracts
Cash Flow Hedge Reserve Rollforward:
Cash flow hedge reserve at beginning of period	(13)	31
Hedging gains or losses of the reporting period that were recognized in OCI	81	(96)
Gains or losses reclassification adjustment and hedge ineffectiveness	8	35
Basis adjustment	(77)	17
Cash flow hedge reserve at end of period	(1)	(13)	31
Commodity price risk | Cash flow hedges | Commodities
Cash Flow Hedge Reserve Rollforward:
Cash flow hedge reserve at beginning of period	(2)	(106)
Hedging gains or losses of the reporting period that were recognized in OCI	398	(140)
Gains or losses reclassification adjustment and hedge ineffectiveness	(55)	241
Basis adjustment	(39)	3
Cash flow hedge reserve at end of period	302	(2)	(106)
Commodity price risk | Cash flow hedges | Emission rights
Cash Flow Hedge Reserve Rollforward:
Cash flow hedge reserve at beginning of period	214	310
Hedging gains or losses of the reporting period that were recognized in OCI	1,700	271
Gains or losses reclassification adjustment and hedge ineffectiveness	(128)	(367)
Basis adjustment	0	0
Cash flow hedge reserve at end of period	$ 1,786	$ 214	$ 310
Prepaid expenses and other current assets/Accrued expenses and other liabilities | Currency risk | Cash flow hedges | Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	185	2,379
Assets carrying amount	$ 9	$ 3
Liabilities carrying amount	$ (2)	$ (84)
Prepaid expenses and other current assets/Accrued expenses and other liabilities | Commodity price risk | Cash flow hedges | Commodities
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	872	459
Assets carrying amount	$ 325	$ 22
Liabilities carrying amount	$ (212)	$ (14)
Prepaid expenses and other current assets/Accrued expenses and other liabilities | Commodity price risk | Cash flow hedges | Emission rights
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	1,555	686
Assets carrying amount	$ 2,447	$ 218
Liabilities carrying amount	$ 0	$ 0
Other assets/Other long-term obligations | Currency risk | Cash flow hedges | Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	120	440
Assets carrying amount	$ 2	$ 44
Liabilities carrying amount	$ (5)	$ 0
Other assets/Other long-term obligations | Commodity price risk | Cash flow hedges | Commodities
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	1,321	971
Assets carrying amount	$ 299	$ 32
Liabilities carrying amount	$ (34)	$ (75)
Other assets/Other long-term obligations | Commodity price risk | Cash flow hedges | Emission rights
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument		348
Assets carrying amount		$ 187
Liabilities carrying amount		$ 0